Total
(Emerging Markets Debt Fund - Classes A, C, I, R2 and R6) | (Emerging Markets Debt Fund)
Average annual total returns (%)—as of 12/31/21
Average Annual Total Returns - (Emerging Markets Debt Fund - Classes A, C, I, R2 and R6) - (Emerging Markets Debt Fund)		1 Year	5 Years	10 Years
Class A		(6.41%)	3.53%	4.05%
Class A | after tax on distributions		(7.89%)	1.63%	1.94%
Class A | after tax on distributions, with sale		(3.79%)	1.88%	2.19%
Class C		(4.14%)	3.63%	3.91%
Class I		(2.22%)	4.69%	4.81%
Class R2		(2.42%)	4.44%	4.54%
Class R6		(2.02%)	4.80%	4.76%
JP Morgan EMBI Global Diversified Index (reflects no deduction for fees, expenses, or taxes)	[1]	(1.80%)	4.65%	5.28%
J.P. Morgan EMBI Global Index (reflects no deduction for fees, expenses, or taxes)	[1]	(1.51%)	4.47%	4.95%
[1]	Prior to April 1, 2023, the fund’s primary benchmark was the J.P. Morgan EMBI Global Index. Effective April 1, 2023, the fund’s primary benchmark index is the JP Morgan EMBI Global Diversified Index. The JP Morgan EMBI Global Diversified Index better reflects the universe of investment opportunities based on the fund’s investment strategy.

(Emerging Markets Debt Fund - Class NAV) | (Emerging Markets Debt Fund)
Average annual total returns (%)—as of 12/31/21
Average Annual Total Returns - (Emerging Markets Debt Fund - Class NAV) - (Emerging Markets Debt Fund)		1 Year	5 Years	10 Years
Class NAV		(2.12%)	4.79%	4.85%
Class NAV | after tax on distributions		(3.83%)	2.66%	2.54%
Class NAV | after tax on distributions, with sale		(1.25%)	2.75%	2.72%
JP Morgan EMBI Global Diversified Index (reflects no deduction for fees, expenses, or taxes)	[1]	(1.80%)	4.65%	5.28%
J.P. Morgan EMBI Global Index (reflects no deduction for fees, expenses, or taxes)	[1]	(1.51%)	4.47%	4.95%
[1]	Prior to April 1, 2023, the fund’s primary benchmark was the J.P. Morgan EMBI Global Index. Effective April 1, 2023, the fund’s primary benchmark index is the JP Morgan EMBI Global Diversified Index. The JP Morgan EMBI Global Diversified Index better reflects the universe of investment opportunities based on the fund’s investment strategy.

(Emerging Markets Debt Fund - Class R4) | (Emerging Markets Debt Fund)
Average annual total returns (%)—as of 12/31/21
Average Annual Total Returns - (Emerging Markets Debt Fund - Class R4) - (Emerging Markets Debt Fund)		1 Year	5 Years	10 Years
Class R4		(2.51%)	4.51%	4.59%
Class R4 | after tax on distributions		(4.05%)	2.50%	2.40%
Class R4 | after tax on distributions, with sale		(1.48%)	2.58%	2.57%
J.P. Morgan EMBI Global Index (reflects no deduction for fees, expenses, or taxes)	[1]	(1.51%)	4.47%	4.95%
J.P. Morgan EMBI Global Diversified Index (reflects no deduction for fees, expenses, or taxes)	[1]	(1.80%)	4.65%	5.28%
[1]	Prior to April 1, 2023, the fund’s primary benchmark was the J.P. Morgan EMBI Global Index. Effective April 1, 2023, the fund’s primary benchmark index is the JP Morgan EMBI Global Diversified Index. The JP Morgan EMBI Global Diversified Index better reflects the universe of investment opportunities based on the fund’s investment strategy.